TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Trade receivables
Ordinary receivables	$ 52,754	$ 62,652
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	225	354
Contractual asset IFRS 15	25	8
Allowance for doubtful accounts	(15,388)	(19,080)
Total current trade receivables	37,616	43,934
Non-current trade receivables
Ordinary receivables	111	129
Contractual asset IFRS 15	7	11
Non-current trade receivables	118	140
Total trade receivables, net	$ 37,734	$ 44,074